Supplementary Information on Oil and Gas Operations-Unaudited - Costs Incurred (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / Mcfe	Dec. 31, 2015 USD ($) $ / Mcfe	Dec. 31, 2014 USD ($) $ / Mcfe
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Acquisition costs: Proved	$ 3,346	$ 2,287	$ 3,064
Acquisition costs: Unproved	2,197	2,550	39,164
Divestiture of proved leasehold	(7,000)	0	0
Exploration costs: Proved	715	29,322	67,297
Exploration costs: Unproved	603	7,677	13,515
Development costs	1,522	9,888	55,722
Capitalized general and administrative and interest costs	7,558	12,881	22,121
Total costs incurred	8,941	64,605	200,883
Accumulated depreciation, depletion and amortization (DD&A)
Balance, beginning of year	(1,157,455)	(1,648,060)	(1,553,044)
Provision for DD&A	(27,962)	(62,138)	(86,406)
Ceiling test writedown	(40,304)	(266,562)	0
Sale of proved properties and other	(17,565)	819,305	(8,610)
Balance, end of year	$ (1,243,286)	$ (1,157,455)	$ (1,648,060)
DD&A per Mcfe (usd per mcfe) | $ / Mcfe	1.19	1.82	1.99